Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled
24.	ANALYSIS OF FINANCIAL ASSETS TO BE RECOVERED AND FINANCIAL LIABILITIES TO BE SETTLED

The following tables show the analysis of financial assets and liabilities the Bank expects to recover and settle as of December 31, 2018 and 2017 and January 1, 2017:

12/31/2018	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	74,766,039
Debt securities at fair value through profit or loss	1,226	916,326	291,707	259,471	211,948	1,679,452	262,339	692,230	954,569
Derivative instruments		15,836	1,457			17,293
Other financial assets	1,676,223	1,150,525	7,585	99,041		1,257,151	66,210		66,210
Loans and other financing	1,255,707	51,212,977	20,350,467	19,678,124	21,017,191	112,258,759	19,349,828	46,302,169	65,651,997
Other debt securities		55,677,423		829,760		56,507,183	7,252,751	824,825	8,077,576
Financial assets delivered as guarantee	6,573,772	182,448				182,448
Equity instruments at fair value through profit or loss	51,518

Total assets	84,324,485	109,155,535	20,651,216	20,866,396	21,229,139	171,902,286	26,931,128	47,819,224	74,750,352

Liabilities
Deposits	103,394,451	94,031,128	32,469,390	6,825,953	1,162,963	134,489,434	57,839	12,695	70,534
Derivative instruments		1,019		350		1,369
Repo transactions		164,469				164,469
Other financial liabilities		15,134,783	17,924	8,206	11,525	15,172,438	18,973	127,102	146,075
Financing received from the BCRA and other financial entities		423,291	907,790	1,054,312	442,273	2,827,666	62,921	107,423	170,344
Issued corporate bonds		235,912		69,847		305,759		6,071,552	6,071,552
Subordinated corporate bonds				165,070		165,070		15,123,320	15,123,320

Total liabilities	103,394,451	109,990,602	33,395,104	8,123,738	1,616,761	153,126,205	139,733	21,442,092	21,581,825

12/31/2017	Without due date	Total up to 12 months	Total over 12 months
Assets
Cash and deposits in banks	52,505,097
Debt securities at fair value through profit or loss		203,851	1,399,621
Derivative instruments		12,149
Repo transactions		2,096,284
Other financial assets		2,345,719	1,009,788
Loans and other financing	1,313,322	134,972,949	59,578,407
Other debt securities		51,238,580
Financial assets delivered as guarantee	6,857,597	4,420,094
Equity instruments at fair value through profit or loss	417,334

Total assets	61,093,350	195,289,626	61,987,816

Liabilities
Deposits	109,995,164	102,756,781	48,426
Liabilities at fair value through profit or loss		9,523
Derivative instruments		34,116
Repo transactions		3,968,851
Other financial liabilities		15,335,332	257,819
Financing received from BCRA and other financial entities		1,543,950	189,574
Issued corporate bonds		174,747	6,782,632
Subordinated corporate bonds		118,123	11,052,386

Total liabilities	109,995,164	123,941,423	18,330,837

01/01/2017	Without due date	Total up to 12 months	Total over 12 months
Assets
Cash and deposits in banks	66,306,368
Debt securities at fair value through profit or loss		77,882	534,731
Derivative instruments		17,911
Repo transactions		35,237
Other financial assets		1,455,364	581,602
Loans and other financing	999,170	115,361,255	46,503,941
Other debt securities		37,579,769
Financial assets delivered as guarantee	4,587,402	2,212,894
Equity instruments at fair value through profit or loss	749,675

Total assets	72,642,615	156,740,312	47,620,274

Liabilities
Deposits	93,258,135	112,838,457	16,436
Repo transactions		2,018,763
Other financial liabilities		11,448,761	236,103
Financing received from BCRA and other financial entities		440,066	39,841
Issued corporate bonds		3,104,030
Subordinated corporate bonds		124,241	11,624,860

Total liabilities	93,258,135	129,974,318	11,917,240